Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard STAR Funds
Entity Central Index Key	0000736054
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000008015 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Conservative Growth Fund
Class Name	Investor Shares
Trading Symbol	VSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Conservative Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	12.45%	5.67%	5.92%
Conservative Growth Composite Index	12.54%	5.89%	6.19%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 10,908,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$10,908
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	40.9%
Vanguard Total Stock Market Index Fund Investor Shares	24.5%
Vanguard Total International Bond II Index Fund Investor Shares	17.1%
Vanguard Total International Stock Index Fund Investor Shares	16.8%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000008016 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Growth Fund
Class Name	Investor Shares
Trading Symbol	VASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark, the Growth Composite Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	19.20%	11.51%	9.70%
Growth Composite Index	19.31%	11.87%	10.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 24,980,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$24,980
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	48.6%
Vanguard Total International Stock Index Fund Investor Shares	32.8%
Vanguard Total Bond Market II Index Fund Investor Shares	12.8%
Vanguard Total International Bond II Index Fund Investor Shares	5.2%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000008017 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Income Fund
Class Name	Investor Shares
Trading Symbol	VASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Income Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.98%	2.72%	3.93%
Income Composite Index	9.11%	2.89%	4.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,073,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$4,073
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	54.7%
Vanguard Total International Bond II Index Fund Investor Shares	23.1%
Vanguard Total Stock Market Index Fund Investor Shares	12.6%
Vanguard Total International Stock Index Fund Investor Shares	8.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000008018 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® Moderate Growth Fund
Class Name	Investor Shares
Trading Symbol	VSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Moderate Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates after December 2024 amid mixed market signals.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Among its four underlying funds, Vanguard Total Stock Market Index Fund returned nearly 21%, Vanguard Total Bond Market II Index Fund about 6%, Vanguard Total International Stock Index Fund nearly 25%, and Vanguard Total International Bond II Index Fund more than 4%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	15.80%	8.57%	7.83%
Moderate Growth Composite Index	15.89%	8.88%	8.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 23,455,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$23,455
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard Total Stock Market Index Fund Investor Shares	36.6%
Vanguard Total Bond Market II Index Fund Investor Shares	26.8%
Vanguard Total International Stock Index Fund Investor Shares	24.8%
Vanguard Total International Bond II Index Fund Investor Shares	11.1%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000008019 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard STAR® Fund
Class Name	Investor Shares
Trading Symbol	VGSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of  tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  As a fund of funds, STAR invests in nine actively managed Vanguard funds spanning U.S. stocks, non-U.S. stocks, and U.S. bonds. Stock funds make up about 64% of assets.
  Equity returns ranged from nearly 5% for Vanguard Dividend Growth Fund to about 30% for Vanguard International Core Stock Fund. In March, STAR’s fixed income sleeve shifted from three funds to Vanguard STAR Core-Plus Bond Fund, which benefited from an overweight to credit, optimized carry, and selective allocations to emerging markets and non-U.S. agency securities. Strong U.S. credit selection also aided returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.24%	8.33%	8.64%
STAR Composite Index	16.68%	9.95%	8.85%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 23,762,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$23,762
Number of Portfolio Holdings	10
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard STAR Core-Plus Bond Fund Institutional Shares[1]	35.8%
Vanguard WindsorTM II Fund Investor Shares	14.0%
Vanguard U.S. Growth Fund Investor Shares	12.3%
Vanguard Windsor Fund Investor Shares	8.2%
Vanguard PRIMECAP Fund Investor Shares	6.7%
Vanguard International Core Stock Fund Investor Shares	6.5%
Vanguard International Growth Fund Investor Shares	6.4%
Vanguard International Value Fund Investor Shares	6.4%
Vanguard Dividend Growth Fund Investor Shares	3.7%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to reflect changes in allocations among its underlying funds. The Fund added derivative risk and underlying fund risk as principal risks.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy disclosure was modified to reflect changes in allocations among its underlying funds.
Material Fund Change Risks Change [Text Block]	The Fund added derivative risk and underlying fund risk as principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008020 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	24.69%	11.14%	7.76%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 554,280,000,000
Holdings Count | Holding	8,736
Advisory Fees Paid, Amount	$ 29,162,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000094038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	ETF Shares
Trading Symbol	VXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.83%	11.27%	7.86%
ETF Shares Market Price	24.60%	11.27%	7.85%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 554,280,000,000
Holdings Count | Holding	8,736
Advisory Fees Paid, Amount	$ 29,162,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000094037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	24.80%	11.22%	7.83%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 554,280,000,000
Holdings Count | Holding	8,736
Advisory Fees Paid, Amount	$ 29,162,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000094036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VTSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	24.83%	11.25%	7.86%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 554,280,000,000
Holdings Count | Holding	8,736
Advisory Fees Paid, Amount	$ 29,162,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000094039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VTPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	24.84%	11.26%	7.87%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 554,280,000,000
Holdings Count | Holding	8,736
Advisory Fees Paid, Amount	$ 29,162,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170278 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$5	0.046%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.046%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Nine of the 11 sectors in the benchmark index posted robust double-digit returns. Financials, the largest sector by weight in the index, contributed most to its return, followed by technology and industrials.
  Returns were robust across regions as well. Europe, the largest region by weight in the index, contributed most. The weakening of the U.S. dollar relative to major European currencies also helped boost returns from Europe for U.S.-based investors. The Pacific region and emerging markets were the other two significant contributors to returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through October 31, 2025
Initial Investment of $3,000,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	24.85%	11.29%	9.25%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.23%

Performance Inception Date	Jun. 24, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 554,280,000,000
Holdings Count | Holding	8,736
Advisory Fees Paid, Amount	$ 29,162,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$554,280
Number of Portfolio Holdings	8,736
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$29,162

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	1.0%
Asia	46.1%
Europe	37.7%
North America	8.3%
Oceania	4.6%
Others	0.1%
South America	1.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000257760 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard STAR® Core-Plus Bond Fund
Class Name	Institutional Shares
Trading Symbol	VCPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard STAR Core-Plus Bond Fund (the "Fund") for the period of March 12, 2025, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13[1]	0.20%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.20%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  From its inception on March 12 through October 31, 2025, the Fund outperformed its benchmark.
  During the 12 months ended October 31, optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund benefited from an overweight to credit as well as a portfolio design that optimized carry via allocations to shorter-dated emerging markets bonds and non-U.S. agency securities. Security selection within U.S. credit also added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 12, 2025, Through October 31, 2025
Initial Investment of $10,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (3/12/2025)
Institutional Shares	5.14%
Bloomberg U.S. Universal Bond Index	4.90%

Performance Inception Date	Mar. 12, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,521,000,000
Holdings Count | Holding	2,984
Advisory Fees Paid, Amount	$ 1,289,000
Investment Company Portfolio Turnover	327.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$8,521
Number of Portfolio Holdings	2,984
Portfolio Turnover Rate	327%
Total Investment Advisory Fees (in thousands)	$1,289

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.0%
Corporate Bonds	31.8%
Floating Rate Loan Interests	0.4%
Sovereign Bonds	15.8%
Taxable Municipal Bonds	0.7%
U.S. Government and Agency Obligations	37.1%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(4.2%)
Other Assets and Liabilities—Net	7.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

[1]	Costs would be higher for a full year.
[2]	Annualized.